Related-Party Transactions - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2021
Related Party Transaction [Line Items]
Related party revenues	$ 5.6	$ 3.8	$ 17.8	$ 14.0	$ 8.7
New Outerwall, Inc. | Term loan B-2 facility
Related Party Transaction [Line Items]
Aggregate principal amount						$ 25.0
Aspen Parent, Inc. or New Outerwall, Inc.
Related Party Transaction [Line Items]
Accrued and other current liabilities			$ 0.0	$ 15.8